Notes Payable - Schedule of Notes Payable (Details) (10-K) (Parenthetical)	Oct. 28, 2019 USD ($) Integer	Oct. 18, 2019 USD ($)	Oct. 15, 2019 USD ($) shares	Aug. 26, 2019 USD ($) Integer	Jul. 08, 2019 USD ($)	May 17, 2019 USD ($)	Sep. 30, 2020 USD ($)
Debt instrument, face amount							$ 71,758
Notes payable							$ 376,895
Notes Payable 1 [Member]
Debt instrument, face amount						$ 30,000
Debt instrument, interest rate						5.00%
Debt instrument, maturity date						Apr. 30, 2020
Notes Payable 2 [Member]
Debt instrument, face amount					$ 40,000
Debt instrument, interest rate					8.00%
Debt instrument, maturity date					Jul. 08, 2020
Notes Payable 3 [Member]
Debt instrument, face amount				$ 75,000
Debt instrument, interest rate				12.00%
Debt instrument, maturity date				Aug. 26, 2020
Trading price				50.00%
Trading days | Integer				20
Notes Payable 4 [Member]
Debt instrument, face amount			$ 75,000
Debt instrument, interest rate			10.00%
Debt instrument, maturity date			Jul. 15, 2020
Number of shares issued during period, shares | shares			10,000
Notes Payable 5 [Member]
Debt instrument, face amount	$ 75,000
Debt instrument, interest rate	10.00%
Debt instrument, maturity date	Oct. 28, 2020
Trading price	60.00%
Trading days | Integer	10
Notes payable	$ 78,750
Discount rate	40.00%
Notes Payable 6 [Member]
Debt instrument, face amount	$ 75,000
Debt instrument, interest rate	10.00%
Debt instrument, maturity date	Oct. 28, 2020
Trading price	60.00%
Trading days | Integer	10
Notes payable	$ 78,750
Discount rate	40.00%
Notes Payable 7 [Member]
Debt instrument, face amount	$ 75,000
Debt instrument, interest rate	10.00%
Debt instrument, maturity date	Oct. 28, 2020
Trading price	60.00%
Trading days | Integer	10
Notes payable	$ 78,750
Discount rate	40.00%
Notes Payable 8 [Member] | Legend Nutrition, Inc [Member]
Debt instrument, face amount		$ 75,000
Debt instrument, interest rate		5.00%
Maturity date, description		Maturity date of one year.